NOM
Nuveen Missouri Quality Municipal Income Fund
Portfolio of Investments    February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 154.9% (100.0% of Total Investments)
	Consumer Staples – 4.1% (2.6% of Total Investments)
$1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc, Series 1999, 5.200%, 3/15/29 (AMT)	No Opt. Call	AA-	$1,378,579
	Education and Civic Organizations – 17.4% (11.3% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	340,563
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	A1	461,652
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	821,993
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33	10/22 at 100.00	BBB-	635,670
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	824,332
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2015A, 4.000%, 10/01/42	10/25 at 100.00	AA-	1,106,430
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2019A, 5.000%, 10/01/46	4/29 at 100.00	AA-	630,430
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AA+	586,608
115	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Refunding Series 2017, 4.000%, 4/01/34	4/27 at 100.00	Baa1	123,420
210	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A, 4.000%, 10/01/39 – AGM Insured	10/29 at 100.00	AA	240,704
100	Saline County Industrial Development Authority, Missouri, First Mortgage Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40	10/23 at 100.00	N/R	104,774
5,260	Total Education and Civic Organizations			5,876,576
	Health Care – 36.7% (23.7% of Total Investments)
300	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/30	8/26 at 100.00	BBB	329,349
400	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB-	471,792
170	Clinton County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Cameron Regional Medical Center, Inc, Series 2017B, 4.400%, 12/01/34	12/25 at 100.00	N/R	183,314

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
$310	5.000%, 10/01/42	10/27 at 100.00	A-	$368,959
250	5.000%, 10/01/47	10/27 at 100.00	A-	295,790
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35	2/24 at 100.00	A	356,300
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	554,430
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	550,770
750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (4)	1/28 at 100.00	AA	841,162
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011, 5.000%, 11/01/27	11/20 at 100.00	Baa2	552,555
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44	11/23 at 100.00	A2	1,948,983
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/32	11/25 at 100.00	A2	493,456
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	AA-	356,189
290	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	11/22 at 100.00	AA-	307,615
550	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48	11/24 at 100.00	AA-	606,430
515	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/47	11/27 at 100.00	AA-	637,621
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	532,435
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, Saint Luke's Health System, Series 2010A, 5.000%, 11/15/30	11/20 at 100.00	A+	2,050,940
350	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	381,661
500	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 5.000%, 11/15/46	11/25 at 100.00	N/R	558,960
11,220	Total Health Care			12,378,711
	Housing/Single Family – 0.5% (0.4% of Total Investments)
170	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2, 3.800%, 11/01/37	11/26 at 100.00	AA+	188,455
	Long-Term Care – 10.8% (7.0% of Total Investments)
190	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 4.000%, 5/01/33	5/25 at 100.00	N/R	196,532

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$100	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB	$117,223
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2014A, 5.250%, 8/15/39	8/24 at 100.00	BB+	274,467
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	261,275
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A:
385	5.000%, 2/01/35	2/24 at 100.00	BBB	428,963
500	5.000%, 2/01/44	2/24 at 100.00	BBB	551,130
300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	344,832
200	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019A, 5.000%, 2/01/42	2/24 at 104.00	BBB	228,242
100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48	2/29 at 100.00	BBB	108,895
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012:
250	5.000%, 9/01/32	9/22 at 100.00	BB+	267,088
250	5.000%, 9/01/42	9/22 at 100.00	BB+	264,713
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	481,639
100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	110,965
3,305	Total Long-Term Care			3,635,964
	Tax Obligation/General – 22.6% (14.6% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012, 4.375%, 3/01/32	3/22 at 100.00	A+	534,060
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2018:
1,000	4.000%, 3/01/34	3/26 at 100.00	AA	1,140,270
335	4.000%, 3/01/36	3/26 at 100.00	AA	380,048
340	Clay County Reorganized School District R-II Smithville, Missouri, General Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36	3/27 at 100.00	AA+	392,193
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/32	3/24 at 100.00	AA+	556,485
200	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36	3/27 at 100.00	AA+	249,538
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2013A, 5.000%, 3/01/31	3/21 at 100.00	AA-	520,810
1,000	Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct Deposit Program Series 2017, 4.000%, 3/01/32	3/27 at 100.00	AA+	1,174,010

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$300	Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement Series 2018A, 4.000%, 2/01/35	2/28 at 100.00	AA	$353,961
1,000	Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series 2019, 4.000%, 3/01/39	3/27 at 100.00	AA	1,152,980
1,000	Washington School District, Franklin County, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2019, 4.000%, 3/01/35	3/27 at 100.00	AA+	1,162,170
6,675	Total Tax Obligation/General			7,616,525
	Tax Obligation/Limited – 27.4% (17.7% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	AA+	1,002,410
500	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2019, 4.000%, 10/01/48	10/29 at 100.00	AA+	590,480
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30	6/24 at 100.00	N/R	365,694
145	Clay, Jackson & Platte Counties Consolidated Public Library District 3, Missouri, Certificates of Participation, Mid-Continent Public Library Project, Series 2018, 4.000%, 3/01/35	3/26 at 100.00	Aa3	163,622
250	Conley Road Transportation District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 5.125%, 5/01/41	5/25 at 100.00	N/R	266,345
350	Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds, Series 2019, 4.000%, 3/01/39	3/27 at 100.00	AA+	403,543
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28 (5)	3/20 at 100.00	N/R	214,200
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	BB	452,519
	Howard Bend Levee District, St Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
250	4.875%, 3/01/33	3/23 at 100.00	BB+	261,503
200	5.000%, 3/01/38	3/23 at 100.00	BB+	209,038
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series 2011B, 4.350%, 12/01/23	12/21 at 100.00	Aa3	513,178
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA-	317,853
140	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A	No Opt. Call	N/R	149,573
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series 2014C, 5.000%, 9/01/33	9/23 at 100.00	AA-	368,485
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B:
100	5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	115,743
100	5.000%, 2/01/50, 144A	2/28 at 100.00	N/R	114,216

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%, 6/01/34	6/23 at 100.00	A	$265,073
325	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Project, Series 2006, 5.000%, 5/01/23	3/20 at 100.00	N/R	322,731
140	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	142,204
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
2	4.550%, 7/01/40	7/28 at 100.00	N/R	2,255
59	0.000%, 7/01/46	7/28 at 41.38	N/R	17,554
356	0.000%, 7/01/51	7/28 at 30.01	N/R	76,957
17	4.750%, 7/01/53	7/28 at 100.00	N/R	19,246
153	5.000%, 7/01/58	7/28 at 100.00	N/R	175,471
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured COFINA Project Series 2019A-2:
432	4.329%, 7/01/40	7/28 at 100.00	N/R	480,125
9	4.784%, 7/01/58	7/28 at 100.00	N/R	10,172
50	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	52,222
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44, 144A	7/24 at 100.00	N/R	262,090
	Saint Louis Municipal Library District, Missouri, Certificates of Participation, Refunding Series 2020:
500	3.000%, 3/15/39 – BAM Insured, (WI/DD, Settling 3/12/20)	3/30 at 100.00	AA	537,880
300	4.000%, 3/15/48 – BAM Insured, (WI/DD, Settling 3/12/20)	3/30 at 100.00	AA	349,632
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series 2015, 4.000%, 4/01/35	4/25 at 100.00	Aa2	671,898
100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	111,898
215	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	239,407
8,903	Total Tax Obligation/Limited			9,245,217
	Transportation – 1.1% (0.7% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 – AGM Insured	10/23 at 100.00	AA	387,598
	U.S. Guaranteed – 19.9% (12.8% of Total Investments) (6)
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31 (Pre-refunded 2/15/21)	2/21 at 100.00	A	208,838
2,000	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	AAA	2,182,760

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$630	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2011, 5.250%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	A-	$673,659
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 5.000%, 10/01/39 (Pre-refunded 10/01/23)	10/23 at 100.00	A-	584,618
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1	626,850
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
400	5.000%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	413,760
425	5.000%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	A2	439,620
100	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R	110,143
920	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	5/20 at 100.00	N/R	951,602
500	St Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%, 7/01/20 (AMT) (ETM)	No Opt. Call	AA+	507,630
6,285	Total U.S. Guaranteed			6,699,480
	Utilities – 4.7% (3.0% of Total Investments)
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/32	1/25 at 100.00	A	411,527
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	567,080
500	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43	6/27 at 100.00	A2	607,125
1,350	Total Utilities			1,585,732
	Water and Sewer – 9.7% (6.2% of Total Investments)
250	Camden County Public Water Supply District 4, Missouri, Certificates of Participation, Series 2017, 5.000%, 1/01/47	1/25 at 100.00	A-	283,153
150	Franklin County Public Water Supply District 3, Missouri, Certificates of Participation, Series 2017, 4.000%, 12/01/37	12/24 at 100.00	A+	166,658
160	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/35	1/28 at 100.00	AA	188,518
125	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	AAA	152,739
450	Metropolitan St Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 5/01/47	5/27 at 100.00	AAA	559,260
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40	1/25 at 100.00	Aa3	585,045
585	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C, 5.000%, 12/01/32	12/25 at 100.00	AA+	708,552

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$550	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2018, 4.000%, 12/01/39	12/25 at 100.00	AA+	$614,278
2,770	Total Water and Sewer			3,258,203
$47,328	Total Long-Term Investments (cost $48,070,876)			52,251,040
	Floating Rate Obligations – (1.8)%			(600,000)
	MuniFund Preferred Shares, net of deferred offering costs – (52.7)% (7)			(17,777,153)
	Other Assets Less Liabilities – (0.4)%			(150,416)
	Net Asset Applicable to Common Shares – 100%			$33,723,471
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$52,251,040	$ —	$52,251,040

NOM	Nuveen Missouri Quality Municipal Income Fund (continued)
Portfolio of Investments February 29, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.